Document and Entity Information	7 Months Ended
Dec. 31, 2020
Document and Entity Information
Entity Registrant Name	HighCape Capital Acquisition Corp.
Entity Central Index Key	0001816431
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true